Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill
	Dec. 31,	2011	2011	Dec. 31,	2012	2012	Dec. 31,
	2010	acquisition	translation	2011	acquisition	translation	2012
(Millions)	Balance	activity	and other	Balance	activity	and other	Balance
Industrial	$1,761	$205	$6	$1,972	$204	$(2)	$2,174
Safety and Graphics	1,746	3	(36)	1,713	41	(3)	1,751
Electronics and Energy	1,591	6	11	1,608	―	14	1,622
Health Care	1,517	3	(12)	1,508	88	2	1,598
Consumer	205	42	(1)	246	6	(12)	240
Total Company	$6,820	$259	$(32)	$7,047	$339	$(1)	$7,385

Acquired Intangible Assets

(Millions)	2012	2011
Patents	$596	$561
Other amortizable intangible assets (primarily tradenames and customer related
intangibles)	2,456	2,323
Total gross carrying amount	$3,052	$2,884

Accumulated amortization — patents	(421)	(374)
Accumulated amortization — other	(833)	(717)
Total accumulated amortization	$(1,254)	$(1,091)

Total finite-lived intangible assets — net	$1,798	$1,793

Non-amortizable intangible assets (primarily tradenames)	127	123
Total intangible assets — net	$1,925	$1,916

Schedule of amortization expense for acquired intangible assets
Amortization expense for the years ended December 31 follows:

(Millions)	2012	2011	2010
Amortization expense	$233	$235	$176

Schedule of expected amortization expense for acquired amortizable intangible assets
Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2012 follows:

						After
(Millions)	2013	2014	2015	2016	2017	2017
Amortization expense	$239	$214	$200	$186	$171	$788